Basis of preparation and accounting policies - Insurance Contracts Transition (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	[1]	Jan. 01, 2022	Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Liabilities arising from insurance contracts and participating investment contracts	£ 113,566	£ 110,278		£ 125,179	£ 125,179
Fair value approach
Disclosure of initial application of standards or interpretations [line items]
Liabilities arising from insurance contracts and participating investment contracts					£ 1,419
Insurance contracts as a percentage (in percent)					74.00%
Full retrospective approach
Disclosure of initial application of standards or interpretations [line items]
Liabilities arising from insurance contracts and participating investment contracts					£ 508
Insurance contracts as a percentage (in percent)					26.00%
Contractual service margin net of reinsurance
Disclosure of initial application of standards or interpretations [line items]
Liabilities arising from insurance contracts and participating investment contracts					£ 1,927
Insurance contracts as a percentage (in percent)					100.00%

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.